Shareholder Report, Average Annual Return (Details)	5 Months Ended
May 31, 2024
C000246579 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.80%
Bloomberg US Aggregate Equity Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.01%
Bloomberg US 2500 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.01%